BUSINESS COMBINATIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill		$ 1,163,683	$ 734,952	$ 567,451
Non-current liabilities
Total consideration	[1]	253,691	126,370	$ 144,503
Goodwill		401,163	184,036
Customer relationships and contracts
Non-current assets
Intangibles		35,811	34,250
Non-current liabilities
Intangibles		35,811	34,250
Other intangible assets
Non-current assets
Intangibles		38	33,370
Non-current liabilities
Intangibles		38	33,370
Cumulative 2022 Acquisitions
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date		174,029	186,540
Financial liabilities recognised as of acquisition date		116,195	57,679
Goodwill recognised as of acquisition date		401,164	184,036
Current assets
Cash and cash equivalents		33,004	46,075
Investments		1,327	1,152
Trade receivables		62,692	33,539
Other receivables		24,006	8,022
Indemnification asset		4,088	0
Other assets		0	3
Non-current assets
Other receivables		2,743	372
Other financial assets		3	0
Property and equipment		3,382	1,323
Intangibles		36,800	83,215
Right-of-use asset		3,740	3,624
Deferred tax		2,244	8,498
Investment in associates		0	717
Goodwill		401,164	184,036
Current liabilities
Trade and other payables		(29,422)	(23,217)
Lease liabilities		(3,883)	(716)
Tax liabilities		(13,848)	(6,101)
Payroll and social security		(28,527)	(10,772)
Other liabilities		(466)	(571)
Borrowings		(4,105)	(2,958)
Non-current liabilities
Deferred tax liabilities		(5,185)	(9,647)
Lease liabilities		(10)	(3,076)
Borrowings		(26,590)	(52)
Contingencies		(4,159)	(569)
Non-controlling interest		(8,013)	(45,216)
Total consideration		450,985	267,681
Intangibles		36,800	83,215
Cumulative 2022 Acquisitions, Preliminary Allocation
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date		77,722
Financial liabilities recognised as of acquisition date		54,261
Goodwill recognised as of acquisition date		195,137
Pentalog | Customer relationships and contracts
Non-current assets
Intangibles		22,364	22,364
Non-current liabilities
Intangibles		$ 22,364	$ 22,364

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)